Debt Facilities - Schedule of Convertible Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2009
Debt Instrument [Line Items]
Long term debt, gross	$ 1,457,964	$ 1,243,699
Less the amount representing debt discount and debt issuance cost	(22,811)	$ (2,681)
Total long term debt	$ 5,309,826
Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percent)	4.75%	4.75%	4.75%
Convertible Subordinated Debt | Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percent)				4.75%
Long term debt, gross	$ 0	$ 150,082
Less the amount representing debt discount and debt issuance cost	0	(3,961)
Total long term debt	$ 0	$ 146,121